Summary of Significant Accounting Policies - Net Loss Per Common Share (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 21, 2023
Net Loss Per Common Share
Net loss	$ (329,981)	$ (2,811)	$ (424,610)	$ (451,252)	$ (332,792)	$ (875,862)
Weighted average number of common shares outstanding, basic (in shares)	5,302,490		4,639,643		4,971,066	4,639,643
Weighted average number of common shares outstanding, diluted (in shares)	5,302,490		4,639,643		4,971,066	4,639,643
Basic loss per common share (in dollars per share)	$ (0.06)		$ (0.09)		$ (0.07)	$ (0.19)
Diluted loss per common share (in dollars per share)	(0.06)		$ (0.09)		(0.07)	$ (0.19)
Excluded securities:
Conversion price (in dollars per share)	2.00				2.00		$ 10.00
Preferred stock, conversion rate (in dollars per share)	$ 2.00				$ 2.00
Public Warrants
Excluded securities:
Anti-dilutive shares outstanding	11,500,000				11,500,000
Private Warrants
Excluded securities:
Anti-dilutive shares outstanding	557,000				557,000
Bridge Warrants
Excluded securities:
Anti-dilutive shares outstanding	173,913				173,913
Extension Warrants
Excluded securities:
Anti-dilutive shares outstanding	26,086				26,086
Quantum Convertible Note
Excluded securities:
Anti-dilutive shares outstanding	1,502,466				1,502,466
Additional Bridge Notes
Excluded securities:
Anti-dilutive shares outstanding	86,692				86,692
Exchange Note
Excluded securities:
Anti-dilutive shares outstanding	1,324,125				1,324,125
Series A Preferred stock common stock equivalents
Excluded securities:
Anti-dilutive shares outstanding	3,079,000				3,079,000
Stock options granted
Excluded securities:
Anti-dilutive shares outstanding	803,646				803,646